Cumulative Preferred Stock (Narrative) (Details) - CAD CAD / shares in Units, CAD in Millions		12 Months Ended
	Aug. 17, 2015	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Net Proceeds from Issuance of Redeemable Preferred Stock		CAD 709	CAD 709
Number of shares issued and outstanding		29,000,000	29,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of redeemable preferred shares issued	6,000,000	3,864,636
Conversion of Stock, Shares Converted	2,135,364
Number of shares issued and outstanding	6,000,000	3,864,636
Annual Dividend Per Share		CAD 0.6388
Amount per share used to determine dividend per share		CAD 25
Term of Canada government bond yield		5 years
Series A Preferred Stock [Member] | Up To And Excluding August 15, 2020 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 0.6388
Percentage rate used to determine dividend rate		1.84%
Outstanding share redemption price per share		CAD 25
Series A Preferred Stock [Member] | Up To And Excluding August 15, 2018 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 1.025
Percentage rate used to determine dividend rate		2.65%
Outstanding share redemption price per share		CAD 25
Series A Preferred Stock [Member] | Up To And Excluding February 15, 2020 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 1.0625
Percentage rate used to determine dividend rate		2.63%
Outstanding share redemption price per share		CAD 25
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of redeemable preferred shares issued		2,135,364
Number of shares issued and outstanding		2,135,364
Annual Dividend Per Share		CAD 0.5724
Amount per share used to determine dividend per share		CAD 25
Percentage rate used to determine dividend rate		1.84%
Series B Preferred Stock [Member] | August 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		CAD 25
Series B Preferred Stock [Member] | August 15, 2023 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25
Series B Preferred Stock [Member] | February 15, 2025 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25
Series B Preferred Stock [Member] | After August 15, 2015 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series B Preferred Stock [Member] | After August 15, 2018 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series B Preferred Stock [Member] | After February 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Amount per share used to determine dividend per share		CAD 25
Term of Canada government bond yield		5 years
Series C Preferred Stock [Member] | Up To And Excluding August 15, 2020 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 0.6388
Percentage rate used to determine dividend rate		1.84%
Outstanding share redemption price per share		CAD 25
Series C Preferred Stock [Member] | Up To And Excluding August 15, 2018 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 1.025
Percentage rate used to determine dividend rate		2.65%
Outstanding share redemption price per share		CAD 25
Series C Preferred Stock [Member] | Up To And Excluding February 15, 2020 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 1.0625
Percentage rate used to determine dividend rate		2.63%
Outstanding share redemption price per share		CAD 25
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Amount per share used to determine dividend per share		CAD 25
Term of Canada government bond yield		5 years
Series F Preferred Stock [Member] | Up To And Excluding August 15, 2020 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 0.6388
Percentage rate used to determine dividend rate		1.84%
Outstanding share redemption price per share		CAD 25
Series F Preferred Stock [Member] | Up To And Excluding August 15, 2018 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 1.025
Percentage rate used to determine dividend rate		2.65%
Outstanding share redemption price per share		CAD 25
Series F Preferred Stock [Member] | Up To And Excluding February 15, 2020 [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		CAD 1.0625
Percentage rate used to determine dividend rate		2.63%
Outstanding share redemption price per share		CAD 25
Series D Preferred Stock [Member] | August 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25
Series D Preferred Stock [Member] | August 15, 2023 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25
Series D Preferred Stock [Member] | February 15, 2025 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25
Series D Preferred Stock [Member] | After August 15, 2015 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series D Preferred Stock [Member] | After August 15, 2018 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series D Preferred Stock [Member] | After February 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series G Preferred Stock [Member] | August 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25
Series G Preferred Stock [Member] | August 15, 2023 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25
Series G Preferred Stock [Member] | February 15, 2025 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25
Series G Preferred Stock [Member] | After August 15, 2015 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series G Preferred Stock [Member] | After August 15, 2018 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series G Preferred Stock [Member] | After February 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Annual Dividend Per Share		1.125
Series E Preferred Stock [Member] | If Redeemed Prior To August 15, 2019 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		26
Series E Preferred Stock [Member] | If Redeemed On Or After August 15, 2019, But Prior To August 15, 2020 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.75
Series E Preferred Stock [Member] | If Redeemed On Or After August 15, 2020, But Prior To August 15, 2021 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.5
Series E Preferred Stock [Member] | If Redeemed On Or After August 15, 2021, But Prior To August 15, 2022 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		25.25
Series E Preferred Stock [Member] | If Redeemed On Or After August 15, 2022 [Member]
Class of Stock [Line Items]
Outstanding share redemption price per share		CAD 25